February 26, 2010

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:           WY Funds File Nos. 333-120624 and 811-21675

Ladies and Gentlemen:

On behalf of WY Funds (the “Trust”), a registered investment company, we hereby submit, via electronic filing, Post-Effective Amendment No. 9 to the Trust’s Registration Statement.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933 with respect to The Core Fund (the “Fund”).  The main purpose of the filing is to (i) provide updated financial statements and (ii) conform the Fund's prospectus to the requirements of the new form N1-A statutory and summary prospectus requirements.

If you have any questions concerning this filing please contact Donald S. Mendelsohn at (513) 352-6546.

Very truly yours, /s/ THOMPSON HINE LLP